SEGMENTED INFORMATION (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) integer	Dec. 31, 2019 USD ($) integer	Dec. 31, 2018 USD ($) integer
Revenue from mining operations | $	$ 16,022	$ 31,746	$ 34,116
Number of customers accounted for total revenues | integer	3	6	6